Note 6 - Allowance for Loan Losses and Credit Quality Information - Allowance for Loan Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016
Balance	$ 9,903	$ 9,709	$ 8,332
Provision for loan losses	(523)	(645)	(164)
Charge-offs	(655)	(421)	(193)
Recoveries	586	1,260	1,734
Balance	9,311	9,903	9,709
Specific reserves				$ 1,073	$ 988
General reserves				8,238	8,915
Balance	9,311	9,903	8,332	9,311	9,903
Individually reviewed for impairment				4,274	4,570
Collectively reviewed for impairment				590,524	556,224
Ending balance				594,798	560,794
Residential Portfolio Segment [Member]
Balance	1,186	990	1,096
Provision for loan losses	(280)	262	(105)
Charge-offs	(6)	(66)	(19)
Recoveries	0	0	18
Balance	900	1,186	990
Specific reserves				192	235
General reserves				708	951
Balance	1,186	990	1,096	900	1,186
Individually reviewed for impairment				1,523	1,107
Collectively reviewed for impairment				105,482	102,148
Ending balance				107,005	103,255
Commercial Real Estate Portfolio Segment [Member]
Balance	4,953	6,078	5,024
Provision for loan losses	(75)	(1,788)	(427)
Charge-offs	(50)	(67)	0
Recoveries	245	730	1,481
Balance	5,073	4,953	6,078
Specific reserves				441	248
General reserves				4,632	4,705
Balance	4,953	6,078	5,024	5,073	4,953
Individually reviewed for impairment				1,364	1,880
Collectively reviewed for impairment				332,753	297,200
Ending balance				334,117	299,080
Consumer Portfolio Segment [Member]
Balance	1,613	1,200	1,009
Provision for loan losses	263	481	254
Charge-offs	(288)	(108)	(105)
Recoveries	42	40	42
Balance	1,630	1,613	1,200
Specific reserves				263	434
General reserves				1,367	1,179
Balance	1,613	1,200	1,009	1,630	1,613
Individually reviewed for impairment				880	940
Collectively reviewed for impairment				72,887	72,343
Ending balance				73,767	73,283
Commercial Portfolio Segment [Member]
Balance	2,151	1,441	1,203
Provision for loan losses	(431)	400	114
Charge-offs	(311)	(180)	(69)
Recoveries	299	490	193
Balance	1,708	2,151	1,441
Specific reserves				177	71
General reserves				1,531	2,080
Balance	$ 2,151	$ 1,441	$ 1,203	1,708	2,151
Individually reviewed for impairment				507	643
Collectively reviewed for impairment				79,402	84,533
Ending balance				$ 79,909	$ 85,176